Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, total	$ 205,525		$ 400,270
Less: current maturities	31,781		98,015
Long-term debt noncurrent	173,745		302,255
U.S. Dollars [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Interest percentage	Libor +1.25-2.5%	[1]
Long-term Debt, total	174,381	[1]	369,564	[1]
GBP [Member]
Debt Instrument [Line Items]
Interest percentage spread	2.20%
GBP [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Interest percentage	Libor + 1.11-3.28%
Long-term Debt, total	29,917		29,298
Other Currency [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Interest percentage	Libor + 1.7-4%
Long-term Debt, total	$ 1,228		$ 1,408
Maximum [Member] | U.S. Dollars [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	3 years	[2]
Interest percentage spread	2.50%	[1]
Maximum [Member] | GBP [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	3 years
Interest percentage spread	3.28%
Maximum [Member] | Other Currency [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	3 years
Interest percentage spread	4.00%
Minimum [Member] | U.S. Dollars [Member]
Debt Instrument [Line Items]
Interest percentage spread	1.25%
Minimum [Member] | U.S. Dollars [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	2 years	[2]
Interest percentage spread	1.25%	[1]
Minimum [Member] | GBP [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	1 year
Interest percentage spread	1.11%
Minimum [Member] | Other Currency [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	1 year
Interest percentage spread	1.70%

[1]	For covenants see Note 20(F).
[2]	For Covenants see Note 20(F).